Commitments and contingencies - Commitments - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure
Reserve of potential losses associated with unfunded loan commitments		$ 35,000	$ 56,000
Outstanding concentration of risk		$ 432,000	458,000
Exposure Municipal Loans And Securities		75.00%
Commitments To Extend Credit
Commitments and Contingencies Disclosure
Reserve of potential losses associated with unfunded loan commitments		$ 9,000	8,000
Noncredit commitment
Commitments and Contingencies Disclosure
Investments		2,500
PR Government direct exposure
Commitments and Contingencies Disclosure
Outstanding concentration of risk		431,712
Total concentration of risk		431,712
Principal payments received	$ 22,000
PR Government direct exposure | Loans
Commitments and Contingencies Disclosure
Outstanding concentration of risk		390,959	413,000
PR Government direct exposure | Securities Investment
Commitments and Contingencies Disclosure
Outstanding concentration of risk		40,753	45,000
PR Government Indirect Exposure
Commitments and Contingencies Disclosure
Outstanding concentration of risk		350,000	368,000
Loans and Leases Receivable, Consumer, Mortgage with PRHA		276,000	293,000
PR Government Indirect Exposure | PR Housing Bonds backed by second mortgage loans
Commitments and Contingencies Disclosure
Outstanding concentration of risk		46,000	45,000
PR Government Indirect Exposure | Commercial real estate
Commitments and Contingencies Disclosure
Outstanding concentration of risk		21,000	23,000
PR Government Indirect Exposure | Pass Through securities that have been economically defeased and refunded
Commitments and Contingencies Disclosure
Outstanding concentration of risk		7,000	$ 7,000
USVI Government Direct Exposure | From USVI Government And Public Corporations
Commitments and Contingencies Disclosure
Total concentration of risk		$ 71,000